Expense Example - Class A C and R6 Shares - Federated Hermes Global Small Cap Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	1,679	3,693	5,419	8,733	1,362	3,486	5,362	8,866	1,163	3,250	5,052	8,555